EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Colombia
Disclosure of employee benefit plans
Discount rate Value	5.50%	5.70%
Salary rate Value	5.75%	5.95%
Guatemala
Disclosure of employee benefit plans
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.00%
El Salvador
Disclosure of employee benefit plans
Discount rate Value	2.30%	3.00%
Salary rate Value	2.00%	2.00%
Other long term benefits | Guatemala | Increase Level
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Other long term benefits | El Salvador | Increase Level
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Other long term benefits | El Salvador | Decrease Level
Disclosure of employee benefit plans
Percentage of Decrease	0.50%
Discount rate | Other long term benefits | Colombia
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (15,462)
Effect on DBO Decrease	$ 16,568
Discount rate | Other long term benefits | Colombia | Increase Level
Disclosure of employee benefit plans
Discount rate Value	6.00%
Discount rate | Other long term benefits | Colombia | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.00%
Discount rate | Other long term benefits | Guatemala
Disclosure of employee benefit plans
Effect on DBO Increase	$ (636)
Effect on DBO Decrease	$ 679
Discount rate | Other long term benefits | Guatemala | Increase Level
Disclosure of employee benefit plans
Discount rate Value	8.70%
Discount rate | Other long term benefits | Guatemala | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	7.70%
Discount rate | Other long term benefits | El Salvador
Disclosure of employee benefit plans
Effect on DBO Increase	$ (216)
Effect on DBO Decrease	$ 231
Discount rate | Other long term benefits | El Salvador | Increase Level
Disclosure of employee benefit plans
Discount rate Value	2.80%
Discount rate | Other long term benefits | El Salvador | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	1.80%
Salary Level | Other long term benefits | Colombia
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 16,432
Effect on DBO Decrease	$ (15,488)
Salary Level | Other long term benefits | Colombia | Increase Level
Disclosure of employee benefit plans
Salary rate Value	6.25%
Salary Level | Other long term benefits | Colombia | Decrease Level
Disclosure of employee benefit plans
Salary rate Value	5.25%
Salary Level | Other long term benefits | Guatemala
Disclosure of employee benefit plans
Effect on DBO Increase	$ 697
Effect on DBO Decrease	$ (658)
Salary Level | Other long term benefits | Guatemala | Increase Level
Disclosure of employee benefit plans
Salary rate Value	5.50%
Salary Level | Other long term benefits | Guatemala | Decrease Level
Disclosure of employee benefit plans
Salary rate Value	4.50%